Customer and Supplier Concentrations (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%
Revenue [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Number of customers	2	2
Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage		69.00%
Number of customers	4	1
Customer One [Member] | Revenue [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	53.80%	38.20%
Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	14.50%
Customer Two [Member] | Revenue [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	13.00%	14.70%
Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	14.50%
Customer Three [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	13.20%
Customer Four [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	11.10%
Suppliers [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Number of suppliers	2	2
Suppliers [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	31.10%
Suppliers One [Member] | Purchase [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	58.80%	34.10%
Suppliers One [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage		25.20%
Suppliers Two [Member] | Purchase [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	10.50%	17.80%
Accounts Payable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Number of suppliers	1	1